SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2015
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis of Preparation and Presentation

Basis of Preparation and Presentation

The consolidated financial statements are prepared in accordance with U.S. generally accepted accounting principles (“US GAAP”).

Reverse Acquisition

On February 6, 2015, the Company completed the acquisition of Q CELLS Group from Hanwha Solar in an all-stock transaction (the “Transaction”).

The Transaction is accounted for as a reverse acquisition under the acquisition method of accounting, in accordance with ASC 805, Business Combinations. Q CELLS is determined as the accounting acquirer. Consequently, the historical consolidated financial statements for all periods prior to the consummation of the Transaction only reflect the historical consolidated financial statements of Q CELLS. Upon the consummation of the Transaction, Q CELLS applied purchase accounting to the assets and liabilities of SolarOne Group. Subsequent to the Transaction, the consolidated financial statements reflect the results of the combined company. The historical issued and outstanding Q CELLS common shares have been recast to retrospectively reflect the number of shares issued in the Transaction in all periods presented. See Note 3, Reverse Acquisition, for further information on the Transaction.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant inter-company transactions and balances between the Company and its subsidiaries are eliminated upon consolidation.

Foreign Currency

Foreign Currency

The functional currencies of the operating subsidiaries are generally their local currencies, as determined based on the criteria of ASC 830, Foreign Currency Translation. The reporting currency of the Group is United States dollars (“$”), which is also the functional currency of the Company. Transactions denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are remeasured at the balance sheet date exchange rate. Exchange gains and losses are separately reported in the consolidated statements of comprehensive income (loss). The Group translates assets and liabilities of its foreign operations into the reporting currency at the exchange rates in effect at the balance sheet date. The Group translates income and expense items of such foreign operations into the reporting currency at the average exchange rate during the year. The resulting translation adjustments are recorded in other comprehensive income (loss). The Company operates internationally and is exposed to potentially adverse movements in currency exchange rates.

Use of Estimates

Use of Estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the periods. Area where management uses subjective judgment include, provision for doubtful debts, provision for advance to suppliers, provision for warranty, inventory write-down, useful lives of fixed assets and land use rights, impairment of fixed assets, land use rights and goodwill, valuation allowances on deferred tax assets, stock-based compensation expenses and contingent liabilities arising from litigation. Changes in facts and circumstances may result in revised estimates. Actual results could differ from these estimates, and as such, differences may be material to the financial statements.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents are stated at cost, which approximates fair value, and consist of cash on hand and bank deposits, which are unrestricted as to withdrawal and use and have original maturities less than 90 days.

Restricted Cash

Restricted Cash

Restricted cash represents amounts held by banks as security for letters of credit facilities, notes payable and bank borrowings, guarantees and performance bonds and, therefore, are not available for the Group's use. Changes in restricted cash that relate to the purchase of raw materials or sale of goods are classified within cash flows from operating activities, changes in restricted cash that relate to the purchase of fixed assets are classified within cash flows from investing activities and changes in restricted cash that relate to bank borrowings are classified within cash flows from financing activities. The restriction on cash is expected to be released within the next twelve months.

Accounts and Notes Receivable

Accounts and Notes Receivable

Accounts and notes receivable are recognized and carried at original invoiced amounts less an allowance for potential uncollectible amounts. An allowance for doubtful accounts is recorded in the period in which collection is determined to be not probable based on historical experience, account balance aging, prevailing economic conditions and an assessment of specific evidence indicating troubled collection. Accounts receivable of Q CELLS Group is insured against the risk of default and the insurance covers 90% of loss in the event of default by the customer. A receivable is written off after all collection efforts have ceased.

Arrangement Fees

Arrangement Fees

Arrangement fees represent the incurred costs directly attributable to the bank borrowings. These costs are deferred and amortized using the effective interest method over the term of the bank borrowings.

Inventories

Inventories

Inventories include (1) raw materials, work-in-progress and final goods and (2) project assets.

Prior to January 1, 2015, inventories were stated at the lower of cost or market value. Since the adoption of ASU No. 2015-11 (“ASU2015-11”), Inventory (Topic 330), Simplifying the Measurement of Inventory, inventories are stated at the net realizable value. Cost is determined by the weighted-average method. Raw material cost is based on purchase costs while work-in-progress and finished goods comprise direct materials, direct labor and an allocation of manufacturing overhead costs.

Project assets comprise of direct costs relating to solar power projects in various stages of development that are capitalized prior to the sale of the solar power projects. These costs include modules, installation and other direct development costs. The Company reviews project development cost for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. In determining whether or not the project assets are recoverable, the Company considers a number of factors, including changes in environment, ecological, permitting, or regulatory conditions that affect the project. Such changes may cause the cost of project to increase or the selling price of the project to decrease. If a project is not considered recoverable, the Company impairs the respective project development costs and adjusts the carrying value to the estimated recoverable amount, with the resulting impairment recorded within the consolidated statements of comprehensive income (loss). The Company did not recognize any impairment loss for the years ended December 31, 2013, 2014, 2015.

The cash flows associated with the acquisition, construction, and sale of solar power projects are classified as operating activities in the consolidated statements of cash flows. Solar power projects are often held in separate legal entities which are formed for the special purpose of constructing the solar power projects, which the Company refers to as "Project Companies". The Company consolidates the Project Companies.

Fixed Assets

Fixed Assets

Fixed assets are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets as follows:

Buildings	20-50 years
Plant and machinery	5-15 years
Furniture, fixtures and office equipment	3-18 years
Others	1-20 years

Repair and maintenance costs are charged to expense when incurred, whereas the cost of renewals and betterments that extend the useful life of fixed assets are capitalized as additions to the related assets. Retirement, sale and disposal of assets are recorded by removing the cost and accumulated depreciation with any resulting gain or loss reflected in the consolidated statements of comprehensive income (loss).

Cost incurred in constructing new facilities, including progress payments, interest and other costs relating to the construction are capitalized and transferred to fixed assets upon completion and depreciation commences when the asset is available for its intended use.

Interest costs are capitalized if they are incurred during the acquisition, construction or production of a qualifying asset and such costs could have been avoided if expenditures for the assets have not been made. Capitalization of interest costs commences when the activities to prepare the asset are in progress and expenditures and borrowing costs are being incurred. Interest costs are capitalized until the assets are ready for their intended use. Total interest costs incurred during 2013, 2014 and 2015, were $16.6 million, $19.2 million and $69.9 million and interest capitalized during 2013, 2014 and 2015 amounted to nil, $1.1 million and $3.0 million, respectively.

Intangible Assets

Intangible Assets

Intangible assets are carried at cost less accumulated amortization. Amortization is recognized on a straight-line basis over the estimated useful life of the respective asset.

Customer relationships	12 years
Technologies	3 years
Trade marks	Indefinite lives
Software licenses	3 years

Trademarks with indefinite lives are not amortized, but are tested for impairment annually, on December 31, and more frequently if events and circumstances indicate that the asset might be impaired in accordance with ASC subtopic 350-30 (“ASC 350-30”), Intangibles-Goodwill and Other: General Intangibles Other than Goodwill.

Land Use Rights

Land Use Rights

Land use rights represent amounts paid for the right to use land in the PRC and are recorded at purchase cost less accumulated amortization. Amortization is provided on a straight-line basis over the lives of the land use rights agreements, which have terms of tenure and weighted-average amortization period of 50 years.

Goodwill

Goodwill

Goodwill represents the excess of the purchase price over the amounts assigned to the fair value of the assets acquired and the liabilities assumed of the acquired business.

Goodwill is reviewed at least annually at December 31 for impairment, or earlier if there is an indication of impairment, in accordance with ASC 350, Goodwill and Other Intangible Assets. The Group assigns and assesses goodwill for impairment at the reporting unit level. As of December 31, 2015, goodwill relates to the Transaction as disclosed in Note 3.

The performance of the impairment test involves a two-step process. The first step of the impairment test involves comparing the fair value of the reporting unit with its carrying amount, including goodwill. Fair value is primarily determined by computing the future discounted cash flows expected to be generated by the reporting unit. If the reporting unit's carrying value exceeds its fair value, goodwill may be impaired. If this occurs, the Group performs the second step of the goodwill impairment test to determine the amount of impairment loss.

The fair value of the reporting unit is allocated to its assets and liabilities in a manner similar to a purchase price allocation in order to determine the implied fair value of the reporting unit's goodwill. If the implied goodwill fair value is less than its carrying value, the difference is recognized an impairment loss.

In accordance with ASC 350, the Group assigned and assessed goodwill for impairment at the reporting unit level. A reporting unit is an operating segment or one level below the operating segment. The Group has determined that goodwill is allocable to the SolarOne Group. The Group performed a goodwill impairment test as of December 31, 2015 and no impairment loss was recognized.

Long-term Investments

Long-term Investments

The Group carries the investment at cost and only adjusts for other-than-temporary declines in fair value and distributions of earnings for investments in an investee over which the Group does not have significant influence in accordance with ASC 325-20, Investments - Other: Cost Method Investments.

The Group holds equity investments in affiliates in which it does not have a controlling financial interest, but has the ability to exercise significant influence over the operating and financial policies of the investee. These investments are accounted for under equity method of accounting in accordance with ASC323-10, Investments – Equity Method and Joint Ventures. Under the equity method, the Group initially records its investment at cost and prospectively recognizes its proportionate share of the investees' income or loss in its consolidated statements of comprehensive income (loss).

Investments are evaluated for impairment when facts or circumstances indicate that the fair value of the investment is less than its carrying value. An impairment loss is recognized when a decline in fair value is determined to be other-than-temporary. The Group reviews several factors to determine whether a loss is other-than-temporary. These factors include, but are not limited to, the: (1) nature of the investment; (2) cause and duration of the impairment; (3) extent to which fair value is less than cost; (4) financial conditions and near term prospects of the issuers; and (5) ability to hold the investment for a period of time sufficient to allow for any anticipated recovery in fair value.

No impairment loss had been recorded during each of the three years ended December 31, 2015.

Impairment of Long-Lived Assets Other Than Goodwill

Impairment of Long-Lived Assets Other Than Goodwill

The Group evaluates its long-lived assets or asset groups, including land use rights with finite lives, for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of a group of long-lived assets may not be recoverable. When these events occur, the Group evaluates for impairment by comparing the carrying amount of the assets to the future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the excess of the carrying amount of the asset group over its fair value.

In the year ended December 31, 2014, the Group performed impairment tests on the buildings, machinery, and equipment in light of the restructuring of HQG's operations. The results of this impairment test indicated that the restructuring was a non-adjusting event and a recognition of impairment loss was not necessary. Separately, the Group also conducted impairment tests on non-corporate assets outside of the asset group that were potentially not recoverable. Indicators for potential impairment existed for these assets independently from the restructuring. Assets subject to review included buildings that were left vacant for an extended period of time and softwares for which no future use could be identified. Based on this impairment assessment performed, the Group concluded the carrying amounts of some of these long-lived assets are not recoverable and recognized an impairment charge of $2.4 million as other expense, net in the consolidated statement of comprehensive income (loss) for the year ended December 31, 2014. Of this amount, approximately $0.8 million resulted from the impairment of softwares and other intangible assets.

No impairment charge was recognized for the years ended December 31, 2013 and 2015.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Financial instruments include cash and cash equivalents, restricted cash, accounts and notes receivable, other receivables, accounts and notes payable, customer deposits, short-term bank borrowings, amounts due to/from related parties, long-term bank borrowings, long-term notes and derivative contracts. The carrying amounts of these financial instruments other than long-term bank borrowings and long term notes approximate their fair values due to the short-term maturity of these instruments. The carrying amount of the long-term bank borrowings and long-term notes also approximate their fair value since they bear floating interest rates which approximate market interest rates.

Financial Instruments - Foreign Currency Derivative Contracts, Commodity Contracts and Interest Rate Swap Contract

Financial Instruments – Foreign Currency Derivative Contracts and Interest Rate Swap Contract

The Group's primary objective for holding foreign currency derivative contracts and interest rate swap contract is to manage its foreign currency risks principally arising from sales contracts denominated in Euros, Australian Dollar, Korean Won and Japanese Yen, and the interest rate risk for the long-term bank borrowings. The Group records these derivative instruments as current assets or current liabilities, measured at fair value.

During the years ended December 31, 2013, 2014, the Group entered into cross-currency exchange rate agreements. Subsequent to the Transaction, for the year ended December 31, 2015, the Group entered into cross-currency exchange rate agreements and interest rate swap agreements to pay fixed interest rate rather than floating rate. Changes in the fair value of these derivative instruments are recognized in the consolidated statements of comprehensive income (loss). These derivative instruments are not designated and do not qualify as hedges and are adjusted to fair value through current earnings. As of December 31, 2015, the Group had outstanding cross-currency exchange rate contracts with notional amounts of $3,432.0 million, EUR20.0 million, JPY6,700 million, AUD32.5 million and KRW35,348.6 million (2014: $9.2 million), and interest rate swap contracts with notional amount of $38.0 million (2014: nil). The Group estimates the fair value of its foreign currency and interest rate swap derivatives using a pricing model based on market observable inputs.

Revenue Recognition

Revenue Recognition

Solar power products

The Group produces and sell PV modules. The Group periodically, upon special request from customers, sells PV cells and silicon ingots. The Group records revenue related to the sale of PV modules, PV cells and silicon ingots when the criteria of ASC 605-10, Revenue Recognition: Overall, are met. These criteria include all of the following: persuasive evidence of an arrangement exists; delivery has occurred; the sales price is fixed or determinable; and collectability is reasonably assured.

The Group performs ongoing credit assessment of each customer, including reviewing the customer's latest financial information and historical payment record and performing necessary due diligence to determine acceptable credit terms. In instances where longer credit terms are granted to certain customers, the timing of revenue recognition was not impacted as the Group has historically been able to collect under the original payment terms without making concessions. Other than warranty obligations, the Group does not have any commitments or obligations to deliver additional products or services to the customers.

Payments received from customers for shipping and handling costs are included in net revenues. Shipping and handling costs relating to sales and purchases are included in selling expenses and cost of revenues, respectively.

Engineering, procurement, construction (“EPC”) services

The Company recognizes revenue related to long-term solar systems integration services on the percentage-of-completion method. The Company estimates its revenues by using the cost-to-cost method, whereby it derives a ratio by comparing the costs incurred to date to the total costs expected to be incurred on the project. The Company applies the ratio computed in the cost-to-cost analysis to the contract price to determine the estimated revenues earned in each period. A contract may be regarded as substantially completed if remaining costs are not significant in amount. When the Company determines that total estimated costs will exceed total revenues under a contract, it records a loss accordingly. Unbilled amounts are included in the consolidated balance sheets as “unbilled solar systems integration revenue”. In certain arrangements which did not meet the requirements to measure revenue according to the progress towards completion, the Company recognized revenue upon completion of the contract.

Processing services

The Group entered into a processing service arrangement to process PV cells into PV modules with a third party. For this service arrangement, the Group “purchases” PV cells from the related party and contemporaneously agrees to “sell” a specified quantity of PV modules back to the same party. The quantity of PV modules sold back to the same party under these processing arrangements is consistent with the amount of PV cells purchased from the same party based on current production conversion rates. In accordance with ASC 845-10, Accounting for Purchases and Sales of Inventory with the Same Counterparty, the Group records the amount of revenue on these processing transactions based on the amount received for PV modules sold less the amount paid for the PV cells purchased from the same party. These sales are subject to all of the above-noted criteria relating to revenue recognition.

Solar power projects

The Company develops and sells solar power plants which generally include the lease of related real estate. The Company recognizes revenue from such sale in accordance with ASC 360-20, Real Estate Sales. The Company records the sale as revenue using full accrual method when all of the following requirements are met: (a) the sales are consummated; (b) the buyer's initial and continuing investments are adequate to demonstrate its commitment to pay; (c) the receivable is not subject to any future subordination; and (d) the Company has transferred the usual risk and rewards of ownership to the buyer. Specifically, the Company considers the following factors in determining whether the sales have been consummated: (a) the parties are bound by the terms of a contract; (b) all consideration has been exchanged; (c) permanent financing for which the seller is responsible has been arranged; and (d) all conditions precedent to closing have been performed, and the Company does not have any substantial continuing involvement with the project.

Revenue is recognized net of all value-added taxes imposed by governmental authorities and collected from customers concurrent with revenue-producing transactions. The Group does not offer implicit or explicit rights of return, regardless of whether goods were shipped to the distributors or shipped directly to the end user, other than due to product defect.

Cost of Revenues	Cost of Revenues Cost of revenues include direct, indirect production costs and project development costs.
Research and Development Costs	Research and Development Costs Research and development costs are expensed as incurred.
Advertising Expenditures

Advertising Expenditures

Advertising costs are expensed when incurred and are included in “selling expenses.” Advertising expenses were $1.6 million, $2.5 million and $1.9 million for the years ended December 31, 2013, 2014 and 2015, respectively.

Warranty Cost

Warranty Cost

The Group primarily provides standard warranty coverage on PV modules sold to customers.

Q CELLS Group provides the following warranties on its products to its customers: a 12 year product warranty in which the Company warrants that its modules will not show any material defects or workmanship defects for a period of twelve years after initial purchase (invoice date). A 25 year performance warranty in which the Company warrants that 1) its modules will produce a minimum power output of at least 97% specified in the data sheet in the first year and performance degradation will be no more than 0.6% per year for the next 25 years, resulting in an output no less than 83% of the stated output 25 years after the invoice date. The Company also accrues warranty expenses for BoS (balance of system) parts used in projects. Terms of such warranties are the same as the original manufacturer's warranty as the Group passes the liabilities incurred under such warranties to the original manufacturer.

Before 2012, the standard warranty of SolarOne Group provides for a two to five-year warranty against technical defects, a 10-year warranty against a decline from initial power generation capacity of more than 10% and a 20 to 25-year warranty against a decline from initial power generation capacity of more than 20%. From January 1, 2012, the standard warranty of SolarOne Group provides a 12-year warranty against technical defects, and a 25-year linear warranty, which guarantees: 1) no less than 97% of the nominal power generation capacity for multicrystalline PV modules and 96% of the nominal power generation capacity for monocrystalline PV modules in the first year, 2) an annual output degradation of no more than 0.7% thereafter, and 3) by the end of the 25th year, the actual power output shall be no less than 82% of initial power generation capacity. Since January 2015, SolarOne Group updated the 25-year linear warranty, which guarantees no less than 97.5% of the nominal power generation capacity for its typical multicrystalline PV modules in the first year, and an annual output degradation of no more than 0.7% thereafter. By the end of the 25th year, the actual power output shall be no less than 82% of the nominal power generation capacity.

The estimate of the amount of warranty obligation is primarily based on the following considerations: 1) the results of technical analyses, including simulation tests performed on the products by an industry-recognized external certification body as well as internally developed testing procedures conducted by the Company's engineering team, 2) the Company's historical warranty claims experience, 3) the warranty accrual practices of other companies in the industry that produce PV products that are comparable in engineering design, raw material input and functionality to the products, and which sell products to a similar class of customers, and 4) the expected failure rate and future costs to service failed products. The results of the technical analyses support the future operational efficiency of the PV modules at levels significantly above the minimum guaranteed levels over the respective warranty periods. The estimate of warranty costs are affected by the estimated and actual product failure rates, the costs to repair or replace failed products and potential service and delivery costs incurred in correcting a product failure.

Based on the above considerations and management's ability and intention to provide repairs, replacements or refunds for defective products, the management accrued warranty costs for the Q CELLS Group for the 25 years of warranty period based on 0.5% of the production costs of PV modules in years ended December 31, 2013, 2014 and 2015. The SolarOne Group accrues for warranty costs for the two to 12-year warranty against technical defects based on 1% of revenue for PV modules and no warranty cost accrual has been recorded for the 10-year or 20 to 25-year warranties for decline from initial power generation capacity because the SolarOne Group determined the likelihood of claims arising from these warranties to be remote based on internal and external testing of the PV modules and strong quality control procedures in the production process.

The basis for the warranty accrual will be reviewed periodically based on actual experience. The Group does not sell extended warranty coverage that is separately priced or optional.

Government Grants

Government Grants

Government grants received by the Group consist of unrestricted grants and subsidies. The amount of such government grants are determined solely at the discretion of the relevant government authorities and there is no assurance that the Group will continue to receive these government grants in the future. Government grants are recognized when all the conditions attached to the grants have been met and the grants are received. For the government grants that with no further conditions to be met, the amounts are recorded by offsetting to the operating expenses or cost of revenues when received; whereas for the government grants with certain operating conditions, the amounts are recorded as liabilities when received and will be recorded by offsetting to the operating expenses or cost of revenues when the conditions are met.

During the years ended December 31, 2013, 2014 and 2015, the Group recorded $1.2 million, $2.5 million and $0.8 million, respectively, of government subsidies as an offset to its operating expenses and cost of revenues. The government grants recorded in operating expense are not subject to adjustment and do not have any restrictions as to the use of funds.

As of December 31, 2014 and 2015, the Group recorded nil and $0.8 million, respectively, of government grants received as other payable because the Group has not fulfilled the conditions required by the government.

Accounting for Income Taxes and Uncertain Tax Positions

Accounting for Income Taxes and Uncertain Tax Positions

The Group accounts for income taxes in accordance with ASC 740, Accounting for Income Taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

The Group applies ASC 740-10, Accounting for Uncertainty in Income Taxes, which clarifies the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the financial statements. The Group has elected to classify interest and/or penalties related to an uncertain position, if and when required, as part of “other operating expenses” in the consolidated statements of comprehensive income (loss).

Value-Added Tax ("VAT")

Value-Added Tax (“VAT”)

In accordance with the relevant tax laws in certain countries, VAT is levied on the invoiced value of sales and is payable by the purchaser. The Group is required to remit the VAT it collects to the tax authority, but may deduct the VAT it has paid on eligible purchases. To the extent the Group paid more than collected, the difference represents a net VAT recoverable balance at the balance sheet date. Value added tax is presented on a net basis and excluded from revenues.

Leases

Leases

Leases are classified at the inception date as either a capital lease or an operating lease. For the lessee, a lease is a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term; b) there is a bargain purchase option; c) the lease term is at least 75% of the property's estimated remaining economic life; or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed on a straight-line basis over the periods of their respective leases. Rental expenses were $0.9 million, $1.5 million and $3.0 million for the years ended December 31, 2013, 2014 and 2015, respectively. The Group's capital leases for the years ended December 31, 2013, 2014, and 2015 are disclosed in Note 20.

Net Income (Loss) Per Share

Net Income (Loss) Per Share

Net income (loss) per share is calculated in accordance with ASC 260-10, Earnings Per Share. Basic income (loss) per ordinary share is computed by dividing income (loss) attributable to holders of ordinary shares by the weighted-average number of ordinary shares outstanding during the period. Diluted income (loss) per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Dilutive ordinary equivalent shares consist of ordinary shares issuable upon the exercise of outstanding share options and restricted stock units. Ordinary share equivalents are excluded from the computation of diluted income (loss) per share if their effects would be anti-dilutive. Net income (loss) per share for periods prior to the Transaction is retrospectively adjusted to reflect the number of weighted-average adjusted shares received by Solar Holdings, the former parent company of Q CELLS Group.

Defined Benefit Plan

Defined Benefit Plan

A defined benefit plan is a post-employment benefit plan other than defined contribution plans. The Group's net obligation in respect of its defined benefit plan is calculated by estimating the amount of future benefit that employees have earned in return for their service in the current and prior periods; that benefit is discounted to determine its present value. The fair value of any plan assets is deducted.

The calculation is performed annually by an independent actuary using the projected unit credit method. The discount rate is the yield at the reporting date on high quality corporate bonds that have maturity dates approximating the terms of the Group's obligations and that are denominated in the same currency in which the benefits are expected to be paid. The Group recognizes all actuarial gains and losses arising from defined benefit plans in retained earnings immediately.

The Group determines the net interest expense (income) on the net defined benefit liability (asset) for the period by applying the discount rate used to measure the defined benefit obligation at the beginning of the annual period to the then-net defined benefit liability (asset), taking into account any changes in the net defined benefit liability (asset) during the period as a result of contributions and benefit payments. Consequently, the net interest on the net defined benefit liability (asset) now comprises: interest cost on the defined benefit obligation, interest income on plan assets, and interest on the effect on the asset ceiling.

When the benefits of a plan are changed or when a plan is curtailed, the resulting change in benefit that relates to past service or the gain or loss on curtailment is recognized immediately in profit or loss. The Group recognizes gains and losses on the settlement of a defined benefit plan when the settlement occurs.

Stock Compensation

Stock Compensation

Stock awards granted to employees and non-employees are accounted for under ASC 718-10, Share-Based Payment, and ASC 505-50, Accounting for Equity Instruments That Are Issued to Other Than Employees for Acquiring, or in Conjunction with Selling, Goods or Services, respectively.

In accordance with ASC 718-10, all grants of share options to employees are recognized in the financial statements based on their grant-date fair values. The Group has elected to recognize compensation expense using the straight-line method for all share options granted with service conditions that have a graded vesting schedule.

ASC 718-10 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from initial estimates. Share-based compensation expense was recorded net of estimated forfeitures such that expense was recorded only for those share-based awards that are expected to vest.

Comparative Financial Statements	Comparative Financial Statements Certain comparative balances in the consolidated financial statements have been reclassified to conform to current year's presentation to facilitate comparison.
Recent Accounting Pronouncements

Recent Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2014-09 (“ASU 2014-09”), Revenue from Contracts with Customers. ASU 2014-09 supersedes the revenue recognition requirements in ASC 605, and requires entities to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. ASU 2014-09 is originally effective for the annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. ASU 2015-14, Revenue from Contracts with Customers, defers the effective date of ASU 2014-09 by one year. As a result, ASU 2014-09 is effective for annual reporting periods beginning after December 15, 2017 and interim periods therein. Early adoption is permitted to the original effective date. The Company is currently evaluating the timing of its adoption and the impact of adopting the new revenue standard on its consolidated financial statements and considering additional disclosure requirements.

In April 2015, the FASB issued ASU No. 2015-03 (“ASU 2015-03”), Interest – Imputation of Interest. ASU 2015-03 requires debt issuance costs related to a recognized debt liability to be presented in the balance sheet as a direct deduction from the debt liability rather than as an asset. ASU 2015-03 is effective for annual reporting periods beginning after December 15, 2015, including interim periods within that reporting period. Early adoption is permitted. The Company is currently evaluating the impact of adopting this standard on its consolidated financial statements.

In July 2015, the FASB issued ASU2015-11. Under ASU2015-11, the measurement principle for inventory will change from lower of cost or market value to lower of cost and net realizable value. The ASU defines net realizable value as the estimated selling price in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. ASU2015-11 is effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. Early adoption is permitted. The Company early adopted ASU 2015-11 on a prospective basis since January 1, 2015. The impact of the adoption of ASU 2015-11 was not significant.

In September 2015, the FASB issued ASU No. 2015-16 (“ASU 2015-16”), Business Combinations (Topic 805), Simplifying the Accounting for Measurement – Period Adjustments. ASU 2015-16 requires the acquirer to recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amount is determined. The acquirer is required to also record, in the same period's financial statements, the effect on earnings of changes in depreciation, amortization, or other income effects, if any, as a result of the change to the provisional amounts, calculated as if the accounting had been completed at the acquisition date. In addition, an entity is required to present separately on the face of the income statement or disclose in the notes to the financial statements the portion of the amount recorded in current-period earnings by line item that would have been recorded in previous reporting periods if the adjustment to the provisional amounts had been recognized as of the acquisition date. ASU 2015-16 is effective for fiscal years beginning after December 15, 2015. Early adoption is permitted. The Company does not expect the adoption of ASU 2015-16 will have a significant impact on the consolidated financial statements.

In November 2015, the FASB issued ASU No. 2015-17 (“ASU 2015-17”), Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes. ASU 2015-17 simplifies the presentation of deferred income taxes by eliminating the separate classification of deferred income tax liabilities and assets into current and noncurrent amounts in the consolidated balance sheet statement of financial position. The amendments in the update require that all deferred tax liabilities and assets be classified as noncurrent in the consolidated balance sheet. The amendments in this update are effective for fiscal years beginning after December 15, 2016, and interim periods therein and may be applied either prospectively or retrospectively to all periods presented. Early adoption is permitted. After the adoption of ASU 2015-17, all the current deferred tax assets will be reclassified as noncurrent deferred tax asset on the consolidated balance sheet. The Company is currently evaluating the impact of adopting this standard on its consolidated financial statements.

In February 2016, the FASB issued ASU No. 2016-02 (“ASU 2016-02”), Leases. ASU 2016-02 specifies the accounting for leases. For operating leases, ASU 2016-02 requires a lessee to recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, in its balance sheet. The standard also requires a lessee to recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term, on a generally straight-line basis. ASU 2016-02 is effective for public companies for annual reporting periods and interim periods within those years beginning after December 15, 2018. Early adoption is permitted. The Company is currently evaluating the impact of adopting this standard on its consolidated financial statements.

Concentration of Risks

Concentration of Risks

Concentration of credit risk

Assets that potentially subject the Group to significant concentration of credit risk are primarily cash and cash equivalents, accounts receivable, advance to suppliers and long-term prepayments.

As of December 31, 2015, the Group has $46.7 million, $38.9 million and $34.9 million of cash and bank deposits in the PRC, Germany and Malaysia, which constitute about 23.4%, 19.5% and 17.5%, respectively of total cash and cash equivalents.

(i)	The PRC

Historically, deposits in Chinese banks are secured due to the state policy on protecting depositors' interests. However, China promulgated a new Bankruptcy Law in August 2006 that came into effect on June 1, 2007, which contains a separate article expressly stating that the State Council promulgates implementation measures for the bankruptcy of Chinese banks based on the Bankruptcy Law when necessary. Under the new Bankruptcy Law, a Chinese bank can go into bankruptcy. In addition, since China's concession to the World Trade Organization (“WTO”), foreign banks have been gradually permitted to operate in China which has led to increased competition for Chinese banks. Further, the global financial crisis arising in the third quarter of 2008 has increase the risk of bank bankruptcy in the PRC. In the event of bankruptcy, it is uncertain whether the Group will be able to receive its deposits back in full since it is unlikely to be classified as a secured creditor based on PRC laws.

(ii)	Germany and Malaysia

In the event of bankruptcy of financial institutions, it is uncertain whether the Group will be able to receive its deposits back in full.

The Group mitigates its risk of loss by continuing to monitor the financial strength of the financial institutions in which it makes deposits.

As of December 31, 2014 and 2015, as a percentage of accounts receivable, the top four customers accounted for an aggregate of 73.4% and 33.0%, respectively. The Group conducts periodic credit evaluation of its customers but does not require collateral or other security from its customers.

Advances to suppliers and long-term prepayments are typically unsecured and arise from deposits paid in advance for future purchases of raw materials. As a percentage of total advances to suppliers, including long-term prepayments, the five suppliers with largest advance balances accounted for an aggregate of 79.9% and 48.6% of total advance to suppliers balance as of December 31, 2014 and 2015, respectively. Due to the Group's concentration of advances made to a limited number of suppliers and the significant prepayments that are made to them, any negative events or deterioration in financial strength with respect to the Group's suppliers may cause a material loss to the Group and have a material adverse effect on the Group's financial condition and results of operations (Note 7). The risk with respect to advances made to suppliers is mitigated by credit evaluations that the Group performs on its suppliers prior to making any advances and the ongoing monitoring of its suppliers' performance.

Concentration of customers

As a percentage of revenues, the top five customers accounted for an aggregate of 50.0%, 60.8% and 35.3% for the years ended December 31, 2013, 2014 and 2015, respectively. The loss of sales from any of these customers would have a significant negative impact on the Group's business. Sales to customers are mostly made through non-exclusive, short-term arrangements. Due to the Group's dependence on a limited number of customers, any negative events with respect to the Group's customers may cause material fluctuations or declines in the Group's revenue and have a material adverse effect on the Group's financial condition and results of operations.

Concentration of suppliers

A significant portion of the Group's purchases are made from a limited number of suppliers. Purchases from its five largest suppliers who collectively account for an aggregate of 69.2%, 60.5% and 42.4%of the Group's purchases for the years ended December 31, 2013, 2014, and 2015, respectively. Failure to develop or maintain relationships with these suppliers may cause the Group to be unable to source adequate raw materials needed to manufacture its PV products. Any disruption in the supply of raw materials to the Group may adversely affect the Group's business, financial condition and results of operations.